Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	786			786
Marketable and non-marketable equity securities	45	2		47
$1.25 billion bonds	(1,315)			(1,315)
Option component of convertible bonds		-		-

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:
2013

Market quoted bond price (percent)	100
Fair value of bond excluding conversion feature (percent)	100
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	6.6

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
		Nine months ended September 30,
		2013
		(unaudited)
		(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2013, long-lived assets held and used in Continental Africa, with a carrying amount of $898 million were written down to fair value of $34 million, resulting in a loss, which is included in earnings for the period, of:		864	(1)

In addition, during the nine months ended September 30, 2013 the carrying amount of the equity method investment in Société des Mines de Morila S.A. of $26 million were written down to fair value of $14 million, resulting in a loss, which is included in equity income in associates, of:		12	(2)

The following estimates and assumptions were used by management to estimate fair value using the income approach:
	the gold price assumption represented management’s best estimate of the future price of gold. Long-term real gold price of $1,252 per ounce (2012: $1,584 per ounce) is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

	The Company's estimates of a range of factors, including its reserve and future production and cost levels, are premised on an extensive annual planning process (the last of which was completed at the end of 2012). The Company's impairments were calculated using these most recent planning estimates from the end of 2012, along with adjustments to elements that are known. They do not include information from optimized mine plans, which are currently being prepared and will include measures to mitigate the effects of the recent decline in the gold price. Bearing in mind the assumptions made and the information used, these estimates of impairments necessarily contain a greater element of uncertainty than those traditionally completed at year-end;

	variable operating cash flows are increased at local Consumer Price Index rates; and

	cash flows used in fair value valuations were based on the life of mine plan.

(1)	the real pre-tax discount rate per reporting unit and asset group which ranged from 6.2 percent to 18.1 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were sovereign and mining risk factors which was based on the Company’s internal assessment of country risk relative to the issues experienced in Continental Africa. Project risk has been applied to cash flows relating to the deep level underground project;

(2)	the real pre-tax discount rate of 14.5 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in Mali;

During the nine months ended September 30, 2013, the Company fully impaired and wrote-off certain assets (including goodwill and other intangibles) mainly in Continental Africa, the Americas and South Africa. See Note D. This resulted in a loss, which is included in earnings for the period, of:		1,278

During the nine months ended September 30, 2013, the Company fully impaired its equity method investments in Société d’Exploitation des Mines d'Or de Sadiola S.A. and Thani Ashanti Alliance Limited. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note N. This resulted in a loss, which is included in equity income in associates, of:		189

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	34	-	34	-	(864)
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)	-	-	-	-	(1,278)
Associates and equity accounted joint ventures	15	1	14	-	(201)
	49	1	48	-	(2,343)